OTHER LIABILITIES (Schedule of Other Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other Liabilities [Abstract]
Severance pay liability	$ 1,603	$ 1,631
Deferred VAT	12,060	14,703
Deferred wage tax	17,730	22,534
Deferred revenue	647	1,030
Other	807	969
Total other liabilities	$ 32,847	$ 40,867